TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Current taxes	$ 23	$ 35	$ 26
Deferred taxes	25	400	(340)
Taxes in respect of previous years as a result of court ruling	6		1,050
Taxes on income, net, as reported in the statements of operations	54	435	736
Foreign	$ 45	$ 64	$ 57